Reconciliation of Segment Measures to the Consolidated Income Statements	12 Months Ended
Dec. 31, 2020
Reconciliation of Segment Measures to the Consolidated Income Statements
Reconciliation of Segment Measures to the Consolidated Income Statements

(C.2) Reconciliation of Segment Measures to the Consolidated Income Statements

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Applications, Technology & Support	21,680	22,144	21,664	21,132	19,873
Services	3,157	3,208	3,447	3,359	3,165
Qualtrics	681	696	508	483	NA
Concur	1,505	1,526	1,609	1,539	1,338
Total segment revenue for reportable segments	27,023	27,574	27,229	26,513	24,376
Other revenue	320	323	405	393	366
Adjustment for currency impact	0	-554	0	728	0
Adjustment of revenue under fair value accounting	-5	-5	-81	-81	-33
 Total revenue	27,338	27,338	27,553	27,553	24,708

Applications, Technology & Support	9,423	9,633	9,454	9,201	8,583
Services	499	494	362	340	249
Qualtrics	19	20	8	9	NA
Concur	564	569	620	590	482
Total segment profit for reportable segments	10,506	10,716	10,444	10,141	9,314
Other revenue	320	323	405	393	366
Other expenses	-2,538	-2,536	-2,642	-2,580	-2,517
Adjustment for currency impact	0	-216	0	255	0
Adjustment for
Revenue under fair value accounting	-5	-5	-81	-81	-33
Acquisition-related charges	-577	-577	-689	-689	-577
Share-based payment expenses	-1,084	-1,084	-1,835	-1,835	-831
 Restructuring	3	3	-1,130	-1,130	-19
 Operating profit	6,623	6,623	4,473	4,473	5,703
 Other non-operating income/expense, net	-179	-179	-74	-74	-56
 Financial income, net	776	776	198	198	-47
 Profit before tax	7,220	7,220	4,596	4,596	5,600

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.